Restatement of Previously Issued Financial Statements - Summary of warrants as components of equity instead of as derivative liabilities (Detail) - USD ($)	10 Months Ended
	Dec. 31, 2020	Oct. 06, 2020
Balance sheet as of October 6, 2020 (audited)
Warrant Liability	$ 70,284,660
Total Liabilities	88,115,661
Ordinary Shares Subject to Possible Redemption	416,766,320
Class A Ordinary Shares	918
Additional paid-in capital	53,601,040
Accumulated deficit	(48,603,225)
Period from February 19, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warranty liability	(47,727,542)
Net loss	(48,603,225)
Cash Flow Statement for the Period from February 19, 2020 (inception) to December 31, 2020 (audited)
Net loss	(48,603,225)
Change in fair value of warranty liability	47,727,542
Allocation of initial public offering costs to warrant liability	(821,951)
Initial classification of warrant liability	22,557,118
Initial classification of Class A ordinary shares subject to possible redemption	464,537,242
Change in value of Class A ordinary shares subject to possible redemption	(47,770,922)
As Previously Reported [Member]
Balance sheet as of October 6, 2020 (audited)
Total Liabilities	17,831,001	$ 17,077,632
Ordinary Shares Subject to Possible Redemption	487,050,980	459,543,610
Class A Ordinary Shares	215	205
Additional paid-in capital	5,052,250	5,008,771
Accumulated deficit	(53,732)	(10,349)
Period from February 19, 2020 (inception) to December 31, 2020 (audited)
Net loss	$ (53,732)
Basic and diluted net loss per share, Class B ordinary shares	$ (0.01)
Cash Flow Statement for the Period from February 19, 2020 (inception) to December 31, 2020 (audited)
Net loss	$ (53,732)
Initial classification of Class A ordinary shares subject to possible redemption	487,094,360
Change in value of Class A ordinary shares subject to possible redemption	(43,380)
Adjustments [Member]
Balance sheet as of October 6, 2020 (audited)
Warrant Liability	70,284,660	21,365,881
Total Liabilities	70,284,660	21,365,881
Ordinary Shares Subject to Possible Redemption	(70,284,660)	(21,365,881)
Class A Ordinary Shares	703	213
Additional paid-in capital	48,548,790	777,231
Accumulated deficit	(48,549,493)	(777,444)
Period from February 19, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warranty liability	(47,727,542)
Allocation of initial public offering expenses to warrant liability	(821,951)
Net loss	$ (48,549,493)
Basic and diluted net loss per share, Class B ordinary shares	$ (4.11)
Cash Flow Statement for the Period from February 19, 2020 (inception) to December 31, 2020 (audited)
Net loss	$ (48,549,493)
Change in fair value of warranty liability	47,727,542
Allocation of initial public offering costs to warrant liability	821,951
Initial classification of warrant liability	22,557,118
Initial classification of Class A ordinary shares subject to possible redemption	(22,557,118)
Change in value of Class A ordinary shares subject to possible redemption	(47,727,542)
As Restated [Member]
Balance sheet as of October 6, 2020 (audited)
Warrant Liability	70,284,660	21,365,881
Total Liabilities	88,115,661	38,373,513
Ordinary Shares Subject to Possible Redemption	416,766,320	438,177,729
Class A Ordinary Shares	918	418
Additional paid-in capital	53,601,040	5,786,002
Accumulated deficit	(48,603,225)	$ (787,793)
Period from February 19, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warranty liability	(47,727,542)
Allocation of initial public offering expenses to warrant liability	(821,951)
Net loss	$ (48,603,225)
Basic and diluted net loss per share, Class B ordinary shares	$ (4.12)
Cash Flow Statement for the Period from February 19, 2020 (inception) to December 31, 2020 (audited)
Net loss	$ (48,603,225)
Change in fair value of warranty liability	47,727,542
Allocation of initial public offering costs to warrant liability	821,951
Initial classification of warrant liability	22,557,118
Initial classification of Class A ordinary shares subject to possible redemption	464,537,242
Change in value of Class A ordinary shares subject to possible redemption	$ (47,770,922)